Cash and Cash Equivalents - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	¥ 802	¥ 2,212
Certificates of deposit		20,000
Held-to-maturity Securities
Cash, cash equivalents and marketable securities [Line Items]
Commercial paper	¥ 802	2,212
Certificates of deposit		¥ 20,000